SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation And Qualifying Accounts
Addition Due to Acquisition	¥ 11,724	¥ 0
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	6,059	6,477	¥ 7,756
Charge to Costs and Expenses	1,082	1,997	4,770
Addition Due to Acquisition	7,151
Write off	(2,368)	(2,415)	(6,049)
Balance at End of Year	11,924	6,059	6,477
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	92,527	62,868	51,596
Charge to Costs and Expenses	55,757	47,122	29,693
Addition Due to Acquisition	11,724
Charge Taken Against Allowance	(17,064)	(15,508)	(18,421)
Write off	(28,319)	(1,955)
Balance at End of Year	¥ 114,625	¥ 92,527	¥ 62,868